PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Schedule of Pension Plan Disclosure

Basis of Fair Value Measurements of Pension Plan Assets at December 31, 2009	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs	Significant Unobservable Inputs
In millions	(Level 1)	(Level 2)	(Level 3)	Total
Cash and cash equivalents	$100	$730	$—	$830
Equity securities:
U.S. equity (1)	$1,774	$142	$—	$1,916
Non-U.S. equity – developed countries	2,203	922	—	3,125
Emerging markets	668	490	—	1,158
Equity derivatives	1	9	—	10
Total equity securities	$4,646	$1,563	$—	$6,209
Fixed income securities:
U.S. government and municipalities	$—	$991	$—	$991
U.S. agency and agency mortgage-backed securities	—	300	—	300
Corporate bonds – investment grade	—	1,242	—	1,242
Non-U.S. governments – developed countries	—	463	—	463
Non-U.S. corporate bonds – developed countries	—	557	—	557
Emerging market debt	—	30	—	30
Other asset-backed securities	—	156	25	181
Convertible bonds	50	386	—	436
High yield bonds	—	176	25	201
Other fixed income funds	—	878	—	878
Fixed income derivatives	(7)	(36)	—	(43)
Total fixed income securities	$43	$5,143	$50	$5,236
Alternative investments:
Real estate	$26	$46	$561	$633
Private equity	—	—	802	802
Absolute return	—	350	95	445
Total alternative investments	$26	$396	$1,458	$1,880
Other	$—	$391	$43	$434
Total assets at fair value	$4,815	$8,223	$1,551	$14,589
(1) Includes $11 million of the Company’s common stock.

Basis of Fair Value Measurements of Pension Plan Assets at December 31, 2010	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs	Significant Unobservable Inputs
In millions	(Level 1)	(Level 2)	(Level 3)	Total
Cash and cash equivalents	$56	$751	$—	$807
Equity securities:
U.S. equity (1)	$2,038	$167	$—	$2,205
Non-U.S. equity – developed countries	2,300	932	—	3,232
Emerging markets	759	469	—	1,228
Equity derivatives	8	3	—	11
Total equity securities	$5,105	$1,571	$—	$6,676
Fixed income securities:
U.S. government and municipalities	$—	$961	$—	$961
U.S. agency and agency mortgage-backed securities	—	385	—	385
Corporate bonds – investment grade	—	1,313	—	1,313
Non-U.S. governments – developed countries	—	643	—	643
Non-U.S. corporate bonds – developed countries	—	897	—	897
Emerging market debt	—	51	—	51
Other asset-backed securities	—	217	13	230
Convertible bonds	32	385	—	417
High yield bonds	14	279	17	310
Other fixed income funds	—	208	20	228
Fixed income derivatives	—	(11)	—	(11)
Total fixed income securities	$46	$5,328	$50	$5,424
Alternative investments:
Real estate	$29	$45	$727	$801
Private equity	—	—	997	997
Absolute return	—	395	303	698
Total alternative investments	$29	$440	$2,027	$2,496
Other	$—	$408	$40	$448
Total assets at fair value	$5,236	$8,498	$2,117	$15,851
(1) Includes $13 million of the Company’s common stock.

Schedule of Net Benefit Costs [Table Text Block]

Net Periodic Benefit Cost for All Significant Plans
	Defined Benefit Pension Plans			Other Postretirement Benefits
In millions	2010	2009	2008	2010	2009	2008
Service cost	$309	$270	$264	$15	$16	$18
Interest cost	1,098	1,081	961	111	138	117
Expected return on plan assets	(1,212)	(1,254)	(1,232)	(10)	(17)	(29)
Amortization of prior service cost (credit)	28	31	32	—	(3)	(4)
Amortization of unrecognized loss (gain)	268	106	43	(1)	(1)	(1)
Curtailment/settlement/other costs (1)	11	13	54	3	—	34
Net periodic benefit cost	$502	$247	$122	$118	$133	$135
(1) Includes $11 million of curtailment and settlement costs recorded in 2010 related to the divestiture of Styron (see Note E). See Note C for information regarding curtailment and settlement costs recorded in 2009 and 2008.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income for All Significant Plans
	Defined Benefit Pension Plans			Other Postretirement Benefits
In millions	2010	2009	2008	2010	2009	2008
Net loss (gain)	$591	$804	$4,669	$59	$(114)	$23
Prior service cost	2	2	4	—	—	—
Amortization of prior service (cost) credit	(36)	(31)	(32)	(3)	3	4
Amortization of unrecognized (loss) gain	(271)	(119)	(43)	1	1	1
Total recognized in other comprehensive loss (income)	$286	$656	$4,598	$57	$(110)	$28
Total recognized in net periodic benefit cost and other comprehensive loss	$788	$903	$4,720	$175	$23	$163

Schedule of Change in Projected Benefit Obligations, Plan Assets and Funded Status of All Significant Plans [Table Text Block]

Change in Projected Benefit Obligations, Plan Assets and Funded Status of All Significant Plans
In millions	Defined Benefit Pension Plans		Other Postretirement Benefits
Change in projected benefit obligations	2010	2009	2010	2009
Benefit obligation at beginning of year	$19,914	$15,573	$2,079	$1,821
Service cost	309	270	15	16
Interest cost	1,098	1,081	111	138
Plan participants’ contributions	22	27	—	—
Amendments	2	2	—	—
Actuarial changes in assumptions and experience	1,133	1,718	68	(75)
Acquisition/divestiture/other activity	(53)	2,175	(1)	336
Benefits paid	(1,148)	(1,239)	(180)	(171)
Currency impact	(86)	307	3	14
Termination benefits/curtailment cost	(33)	—	—	—
Benefit obligations at end of year	$21,158	$19,914	$2,095	$2,079

Change in plan assets
Fair value of plan assets at beginning of year	$14,589	$11,573	$367	$368
Actual return on plan assets	1,724	2,155	17	56
Currency impact	(28)	279	—	—
Employer contributions	708	355	(60)	—
Plan participants’ contributions	22	27	—	—
Acquisition/divestiture/other activity	(16)	1,439	—	18
Benefits paid	(1,148)	(1,239)	(86)	(75)
Fair value of plan assets at end of year	$15,851	$14,589	$238	$367

Funded status at end of year	$(5,307)	$(5,325)	$(1,857)	$(1,712)

Net amounts recognized in the consolidated balance sheets at December 31:
Noncurrent assets	$235	$110	$—	$—
Current liabilities	(58)	(54)	(88)	(89)
Noncurrent liabilities	(5,484)	(5,381)	(1,769)	(1,623)
Net amounts recognized in the consolidated balance sheets	$(5,307)	$(5,325)	$(1,857)	$(1,712)

Pretax amounts recognized in AOCI at December 31:
Net loss (gain)	$6,696	$6,376	$(26)	$(86)
Prior service cost (credit)	182	216	(16)	(13)
Pretax balance in AOCI at end of year	$6,878	$6,592	$(42)	$(99)

Schedule of Expected Benefit Payments [Table Text Block]

Estimated Future Benefit Payments at December 31, 2010
In millions	Defined Benefit Pension Plans	Other Postretirement Benefits
2011	$1,330	$194
2012	1,156	189
2013	1,168	180
2014	1,191	172
2015	1,218	166
2016 through 2020	6,646	773
Total	$12,709	$1,674

Schedule of Allocation of Plan Assets [Table Text Block]

Strategic Weighted-Average Target Allocation of Plan Assets for All Significant Plans
Asset Category	Target Allocation
Equity securities	45%
Fixed Income securities	35%
Alternative investments	15%
Other investments	5%
Total	100%

Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used [Table Text Block]

Weighted-Average Assumptions for All Pension Plans	Benefit Obligations at December 31		Net Periodic Costs for the Year
	2010	2009	2010	2009
Discount rate	5.38%	5.71%	5.71%	6.53%
Rate of increase in future compensation levels	4.13%	4.14%	4.17%	4.01%
Expected long-term rate of return on plan assets	—	—	7.74%	8.03%

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets at December 31
In millions	2010	2009
Projected benefit obligations	$18,424	$18,113
Accumulated benefit obligations	$17,571	$17,277
Fair value of plan assets	$12,912	$12,679

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

Fair Value Measurement of Level 3 Pension Plan Assets	Equity Securities	Fixed Income Securities	Alternative Investments	Other Securities	Total
In millions
Balance at January 1, 2009	$3	$28	$1,242	$20	$1,293
Acquisitions and divestitures	—	44	257	20	321
Actual return on plan assets:
Relating to assets sold during 2009	(16)	(6)	(23)	—	(45)
Relating to assets held at Dec. 31, 2009	16	13	(121)	2	(90)
Purchases, sales and settlements	(3)	(29)	99	1	68
Foreign currency impact	—	—	4	—	4
Balance at December 31, 2009	$—	$50	$1,458	$43	$1,551
Actual return on plan assets:
Relating to assets sold during 2010	$(3)	$2	$32	$—	$31
Relating to assets held at Dec. 31, 2010	2	2	162	(1)	165
Purchases, sales and settlements	1	(6)	379	(2)	372
Transfers into Level 3, net	—	2	1	—	3
Foreign currency impact	—	—	(5)	—	(5)
Balance at December 31, 2010	$—	$50	$2,027	$40	$2,117

Defined Benefit Pension Plans, U.S.
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used [Table Text Block]

Weighted-Average Assumptions for U.S. Pension Plans	Benefit Obligations at December 31		Net Periodic Costs for the Year
	2010	2009	2010	2009
Discount rate	5.51%	5.97%	5.97%	6.82%
Rate of increase in future compensation levels	4.50%	4.50%	4.50%	4.31%
Expected long-term rate of return on plan assets	—	—	8.16%	8.46%

Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Pension Plan Disclosure

Basis of Fair Value Measurements of Other Postretirement Benefit Plan Assets at	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs
December 31, 2010
In millions	(Level 1)	(Level 2)	Total
Cash and cash equivalents	$—	$39	$39
Equity securities (1)	66	—	66
Fixed income securities	4	129	133
Total assets at fair value	$70	$168	$238
(1) Includes no common stock of the Company.

Basis of Fair Value Measurements of Other Postretirement Benefit Plan Assets at	Quoted Prices in Active Markets for Identical Items	Significant Other Observable Inputs
December 31, 2009
In millions	(Level 1)	(Level 2)	Total
Cash and cash equivalents	$—	$74	$74
Equity securities (1)	82	—	82
Fixed income securities	3	208	211
Total assets at fair value	$85	$282	$367
(1) Includes no common stock of the Company.

United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assumptions Used [Table Text Block]

U.S. Plan Assumptions for Other Postretirement Benefits	Benefit Obligations at December 31		Net Periodic Costs for the Year
	2010	2009	2010	2009
Discount rate	5.15%	5.69%	5.69%	7.11%
Expected long-term rate of return on plan assets	—	—	4.35%	5.15%
Initial health care cost trend rate	8.70%	9.13%	9.13%	9.71%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%	6.00%
Year ultimate trend rate to be reached	2019	2019	2019	2018

Rohm And Haas [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Pension Plan Disclosure

Plan Assets and Obligations Acquired from Rohm and Haas on April 1, 2009 (1)
In millions	Defined Benefit Pension Plans	Other Postretirement Benefits
Fair value of plan assets	$1,439	$18
Projected benefit obligation	$2,168	$338

(1)	Does not include plan assets and obligations of Morton that were sold to K+S on October 1, 2009; see Note E.